Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended		1032 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index Net (reflects no deduction for fees or expenses) [Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.72%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.95%	5.95%	7.83%
Custom Benchmark - TRP Balanced Net (reflects no deduction for fees or expenses) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.68%	8.20%	9.17%
Lipper Balanced Funds Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.40%	6.77%	8.18%
T. Rowe Price Balanced Fund, Inc. - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		16.09%	7.52%	8.97%
Performance Inception Date						Dec. 31, 1939
T. Rowe Price Balanced Fund, Inc. - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.90%	5.69%	7.31%
T. Rowe Price Balanced Fund, Inc. - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.61%	5.45%	6.79%
T. Rowe Price Balanced Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent		16.26%	7.67%	9.12%
Performance Inception Date					Dec. 17, 2015

[1]	Combined Index Portfolio is an unmanaged blended benchmark that has been composed of 45.5% domestic stocks (S&P 500 Index), 35% bonds (Bloomberg U.S. Aggregate Index), and 19.5% international stocks (MSCI EAFE Index Net) since 8/1/12. The indices and percentages may vary over time.